Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Membership	$ 9,975	$ 7,033	$ 33,815	$ 25,149	$ 20,434
Service provider	21,119	10,595	56,228	33,890	25,166
Total revenue	31,094	17,628	90,043	59,039	45,600
Operating expenses
Operations and support	5,775	3,399	16,417	12,464	11,654
Selling	12,409	6,084	33,815	16,892	12,671
Marketing	17,606	11,099	56,122	30,237	16,114
Technology	3,127	1,843	9,109	6,270	5,062
General and administrative	5,171	3,904	18,740	16,302	8,699
Operating loss	(12,994)	(8,701)	(44,160)	(23,126)	(8,600)
Interest expense	456	935	3,004	3,966	3,381
Loss on debt extinguishment			1,830
Loss before income taxes	(13,450)	(9,636)	(48,994)	(27,092)	(11,981)
Income tax expense			43	154
Net loss	$ (13,450)	$ (9,636)	$ (49,037)	$ (27,246)	$ (11,981)
Net loss per common share—basic and diluted (in Dollars per share)	$ (0.24)	$ (0.34)	$ (1.60)	$ (0.99)	$ (0.45)
Weighted average number of common shares outstanding—basic and diluted (in Shares)	56,963,649	28,346,204	30,655,532	27,603,927	26,666,918